Taxes - Schedule of Valuation Allowance for Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Valuation Allowance for Deferred Tax Assets [Abstract]
Beginning balance	$ 1,133,158	$ 972,237
Additions	184,225	160,921
Ending balance	$ 1,317,383	$ 1,133,158